Summary of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning Balance	$ 20,620	$ 7,833	$ 3,641
Increases related to prior year tax positions	857	527	3,516
Increases related to current year tax positions	852	12,440	676
Decreases related to prior year tax positions	(1,407)	(180)
Decreases related to tax settlements with taxing authorities	(11,259)
Ending Balance	$ 9,663	$ 20,620	$ 7,833